UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

Emerging Markets Fund
Schedule of Investments
March 31, 2007 (unaudited)

Number
of Shares			Value

COMMON STOCKS: 86.6%
Argentina: 2.0%
48,000	Inversiones y Representaciones S.A. (GDR) *		$918,240
10,500	Tenaris S.A. (ADR)		481,950
			1,400,190
Brazil: 4.7%
142,253	Investimentos Itau S.A.		794,015
25,000	Petroleo Brasileiro S.A. (ADR)		2,487,750
			3,281,765
China: 2.9%
1,000,000	China Green Holdings Ltd. #		766,998
624,000	Harbin Power Equipment #		703,102
2,198,000	Shanghai Real Estate Group Ltd. #		547,829
			2,017,929
Hong Kong: 9.4%
1,834,000	GST Holdings Ltd. #		518,835
285,000	Kingboard Chemical Holdings Ltd. #		1,196,764
401,000	Lifestyle International Holdings Ltd. #		1,202,564
1,500,000	Pico Far East Holdings Ltd. * #		347,956
3,512,000	PYI Corp Ltd. #		1,557,940
1,050,000	Samson Holding Ltd. #		600,534
1,500,000	Tian An China Investment #		1,149,808
			6,574,401
India: 9.1%
44,000	Automotive Axles Ltd. #		591,732
80,000	Goetze India Ltd. * #		480,903
145,000	GVK Power & Infrastructure Ltd. #		1,132,012
99,000	Hirco PLC (GBP) *		787,061
72,000	Panacea Biotec Ltd. #		681,883
35,000	Reliance Capital Ltd. #		536,332
50,000	Tata Tea Ltd. #		696,572
290,000	Triveni Engineering & Industries Ltd. #		356,927
470,000	Welspun-Gujarat Stahl Ltd. #		1,118,624
			6,382,046
Indonesia: 3.3%
1,763,000	Berlian Laju Tanker Tbk PT #		362,234
5,750,000	Mitra Adiperkasa Tbk PT #		483,876
550,000	Perusahaan Gas Negara PT #		560,673
1,350,000	Straits Asia Resources Ltd. *		925,419
			2,332,202
Kazakhstan: 1.0%
30,000	Halyk Savings Bank Kazakhstan (USD) * R		720,000
Malaysia: 3.9%
465,000	CB Industrial Product Holding #		569,872
1,415,000	Dreamgate Corp. BHD #		672,837
39,100	Green Packet BHD * #		55,356
434,350	KNM Group BHD #		1,420,203
			2,718,268

Mexico: 4.2%
18,000	America Movil S.A. de C.V. (ADR)		860,220
5,300	Fomento Economico Mexico S.A. (ADR)		585,067
385,000	Promotora Ambiental S.A. de C.V. *		835,345
150,000	Urbi Desarrollos Urbanos S.A. de C.V. *		625,099
			2,905,731
Panama: 1.4%
18,800	Copa Holdings S.A. (ADR)		968,012
Poland: 0.4%
63,000	Multimedia Polska S.A. *		285,107
Russia: 5.2%
18,000	LUKOIL ( ADR) *		1,555,200
17,500	OAO Gazprom (ADR) #		732,866
3,000	Vismpo-Avisma Corp. (USD) #		953,939
850,000	World Trade Center Moscow (USD) *		416,500
			3,658,505
Singapore: 2.6%
1,650,000	Ausgroup Ltd. *#		705,026
180,000	Best World International Ltd. #		109,874
317,000	Datacraft Asia Ltd. (USD) * #		350,520
612,000	Goodpack Ltd. * #		608,129
81,250	Goodpack Ltd. Warrants
	(SGD 1.00, expiring 4/13/07) *		21,690
			1,795,239
South Africa: 6.7%
54,000	Bidvest Group Ltd. *#		1,027,282
329,600	FirstRand Ltd. #		1,111,908
40,000	Naspers Ltd. *#		963,857
100,000	Spar Group Ltd. *#		685,546
46,310	Sun International Ltd. #		879,085
			4,667,678
South Korea: 14.3%
34,650	Core Logic, Inc. #		845,629
10,000	Hyundai Mobis #		858,036
83,160	Hyunjin Materials Co. Ltd. #		2,068,612
20,000	LS Industrial Systems Co. Ltd. * #		740,650
2,076	Samsung Electronics Co. Ltd. #		1,237,760
66,000	SFA Engineering Corp. #		2,454,364
31,980	Taewoong Co. Ltd. #		1,099,185
115,000	Won Ik Quartz Corp. #		651,943
			9,956,179
Taiwan: 9.2%
306,723	Advantech Co. Ltd. #		978,454
275,000	Awea Mechantronic Co. Ltd. #		714,570
71,248	Catcher Technology Co. Ltd. #		557,401
93,000	ChipMOS TECHNOLOGIES Bermuda Ltd. (USD) *		642,630
527,822	Gemtek Technology Corp. #		1,305,160
168,000	Hola Home Furnishings Co. Ltd.		132,503
125,000	Holtek Semiconductor #		268,082
38,955	Novatek Microelectronics Corp. Ltd. #		167,865
100,000	Powertech Technology #		385,475
762,750	ZyXEL Communications Corp. #		1,259,805
			6,411,945

Thailand: 2.2%
84,300	Banpu PCL #		482,138
1,878,240	Minor International PCL		590,135
387,824	Minor International PCL Warrants
	(THB 6.00, expiring 3/29/08) *		55,388
871,000	TMB Bank PCL * #		442,332
			1,569,993
Turkey: 3.3%
375,000	Asya Katilim Bankasi AS * #		2,116,452
40,400	Usas Ucak Servisi #		163,224
			2,279,676
Ukraine: 0.8%
38,000	XXI Century Investments Public Ltd (GBP) * #		593,128
Total Common Stocks
(Cost: $41,758,782)			60,517,994

PREFERRED STOCKS: 4.8%
Brazil: 4.8%
53,494	Cia Vale do Rio Doce		1,672,093
145,000	Randon Participacoes S.A.		886,764
64,100	Saraiva S.A. Livreiros Editores		776,244
Total Preferred Stocks
(Cost: $1,390,682)			3,335,101
		Principal
		Amount
REPURCHASE AGREEMENT: 2.9%
State Street Bank & Trust Co.
4.30% (dated 3/30/07, due 4/2/07,
repurchase price $1,992,714,
collateralized by $2,025,000
Federal Home Loan Bank, 4.25%,
due 05/15/09 with a value of
$2,033,859)
(Cost: $1,992,000)		$1,992,000	$ 1,992,000
Total Investments: 94.3%
(Cost: $45,141,463)			65,845,095
Other assets less liabilities: 5.7%			4,011,993
NET ASSETS: 100.0%			$ 69,857,088

Glossary:
ADR American Depositary Receipt
GBP British Pound
GDR Global Depositary Receipt
SGD Singapore Dollar
THB Thai Baht
USD United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $45,141,463, and unrealized appreciation (depreciation) on such investments is:

	Gross Unrealized Appreciation	$ 21,879,034
	Gross Unrealized Depreciation	(1,175,402)
	Net Unrealized Appreciation	$ 20,703,632

*	Non-income producing
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $45,830,663, which represented 65.6% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, this security is considered liquid  and the market value amounted to $720,000, or 1.0% of net assets.

Restricted security held by the Fund is as follows:

	Acquisition	Acquisition		% of
Security	Date	Cost	Value	Net Assets
Halyk Savings Bank Kazakhstan	3/8/2007	$ 696,988	$720,000	1.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	5.1%	$ 3,350,808
Communications	8.4	5,505,750
Consumer, Cyclical	14.1	9,300,566
Consumer, Non-cyclical	7.3	4,830,685
Diversified	3.3	2,178,224
Energy	10.0	6,599,873
Financial	11.0	7,225,453
Industrial	29.6	19,488,786
Technology	5.6	3,680,266
Utilities	2.6	1,692,684
Total Foreign and Preferred Stocks	97.0	63,853,095
Repurchase Agreement	3.0	1,992,000
	100.0%	$ 65,845,095

See Note to Schedules of Investments

Global Hard Assets Fund
Schedule of Investments
March 31, 2007 (unaudited)

Number
of Shares			Value

COMMON STOCKS: 91.8%
Argentina: 0.3%
318,000	Trefoil Ltd. (NOK) *		$1,679,384
Australia: 5.4%
26,846	BHP Billiton Ltd. # @		650,289
587,462	BHP Billiton PLC (GBP) #		13,052,676
1,664,100	Iluka Resources Ltd. @ #		7,926,069
4,032,000	Lihir Gold Ltd. * @ #		10,560,761
			32,189,795
Brazil: 3.5%
455,800	Cia Vale do Rio Doce (ADR)		16,860,042
43,500	Petroleo Brasileiro S.A. (ADR)		4,328,685
			21,188,727
Canada: 14.4%
396,000	Agnico-Eagle Mines Ltd. (USD) @		14,026,320
20,000	Agnico-Eagle Mines Ltd. (USD) Warrants
	($19.00, expiring 11/07/07) *		349,800
245,000	Barrick Gold Corp. (USD)		6,994,750
707,700	Brazilian Resources, Inc. * #		46,771
72,800	CIC Energy Corp. * R		954,062
30,000	FNX Mining Co., Inc. *		657,427
393,811	Goldcorp, Inc. (USD)		9,459,340
467,000	Killam Properties, Inc. * R		1,039,576
146,172	Kinross Gold Corp. *		2,018,186
758,700	Kinross Gold Corp. (USD) *		10,462,473
575,000	Miramar Mining Corp. *		2,734,301
360,000	Northern Orion Resources, Inc. * R		1,440,624
301,500	Northern Orion Resources, Inc. Warrants
	(CAD 2.00, expiring 5/29/08) * R		736,449
325,000	OPTI Canada, Inc. *		5,596,362
58,800	Penn West Energy Trust		1,730,131
52,200	Petro-Canada (USD) *		2,046,762
109,100	Petrolifera Petroleum Ltd. *		1,808,982
422,550	Petrolifera Petroleum Ltd. * R		7,005,034
148,500	Petrolifera Petroleum Ltd. Warrants
	(CAD 3.00, expiring 5/8/07) * R		2,076,042
222,000	Silver Wheaton Corp. * @		2,101,741
11,400	Suncor Energy, Inc.		867,466
42,600	Suncor Energy, Inc. (USD)		3,252,510
278,900	SXR Uranium One, Inc. * @		3,845,831
259,300	SXR Uranium One, Inc. * R		3,575,688
122,600	Timberwest Forest Corp.		1,013,140
59,000	Timberwest Forest Corp. R		939,752
			86,779,520
France: 1.9%
166,000	Total S.A. (ADR)		11,583,480
Indonesia: 0.0%
100,000	Medco Energi Internasional Tbk PT #		39,129
Netherlands: 2.2%
251,500	Arcelor Mittal (USD) @		13,301,835
Norway: 2.0%
735,500	SeaDrill Ltd. * #		11,825,126
145,400	Sealift Ltd. *		370,778
			12,195,904
South Africa: 0.5%
300,000	Exxaro Resources Ltd. #		2,700,625
United Kingdom: 3.4%
530,000	Randgold Resources Ltd. (ADR)		12,672,300
150,333	Xstrata PLC * #		7,720,787
			20,393,087
United States: 66.3%
493,900	AK Steel Holding Corp. *		11,552,321
425,300	Alpha Natural Resources, Inc. * @		6,647,439
103,700	Anadarko Petroleum Corp		4,457,026
201,800	Apache Corp.		14,267,260
141,000	Arch Coal, Inc. @		4,327,290
358,100	Archer-Daniels-Midland Co.		13,142,270
236,500	Baker Hughes, Inc.		15,639,745
438,300	Bois d’ Arc Energy, Inc. *		5,798,709
243,100	Celanese Corp.		7,497,204
110,400	Complete Production Services, Inc. *		2,198,064
359,900	Delta Petroleum Corp. * @		8,263,304
87,000	Devon Energy Corp.		6,022,140
149,000	Diamond Offshore Drilling, Inc.		12,061,550
369,000	Ellora Oil & Gas, Inc. * # R		4,389,845
216,000	Exxon Mobil Corp.		16,297,200
155,100	FMC Technologies, Inc. *		10,819,776
510,100	Frontier Oil Corp.		16,649,664
186,900	GlobalSantaFe Corp.		11,527,992
116,200	Kaiser Aluminum Corp. *		9,063,600
197,250	KGEN Power Corp. * # R		3,548,567
227,400	McDermott International, Inc. *		11,138,052
194,300	Mercer International, Inc. *		2,323,828
80,958	National Oilwell Varco, Inc. *		6,297,723
108,500	NRG Energy, Inc. * @		7,816,340
230,000	Occidental Petroleum Corp.		11,341,300
28,600	Oil States International, Inc. *		917,774
216,000	Quicksilver Resources, Inc. * @		8,590,320
376,900	Range Resources Corp.		12,588,460
114,800	Schlumberger Ltd.		7,932,680
327,800	Southwestern Energy Co. *		13,433,244
173,500	Sunoco, Inc.		12,221,340
62,000	Tesoro Corp. *		6,226,660
104,900	Teton Energy Corp. *		507,716
220,000	Transocean, Inc. *		17,974,000
475,000	Valero Energy Corp.		30,632,750
262,200	XTO Energy, Inc.		14,371,182
			348,484,335
Total Common Stocks
(Cost: $414,076,204)			550,535,821

EXCHANGE TRADED FUND: 1.0%
United States: 1.0%
304,000	PowerShares Global Water
	Portfolio ETF		5,681,760
(Cost: $5,499,213)
		Principal
		Amount
REPURCHASE AGREEMENT: 6.7%
State Street Bank & Trust Co.
4.30% (dated 3/30/07, due
4/2/07, repurchase price
$40,371,461, collateralized
by $41,640,000 Federal Home
Loan Bank, 3.75%, due 8/15/08
with a value of $41,165,054)
(Cost: $40,357,000)		$40,357,000	40,357,000

Total Investments Before Collateral for Securities Loaned: 99.5%
(Cost: $459,932,417)			596,574,581

Short-Term Investment Held As Collateral For Securities Loaned: 10.9%
(Cost: $65,148,887)
65,148,887	State Street Navigator Securities
	Lending Prime Portfolio		65,148,887

Total Investments: 110.4%
(Cost: $525,081,304)			661,723,468
Liabilities in excess of other assets: (10.4)%			(62,543,505)
NET ASSETS: 100.0%			$599,179,963

Glossary:
ADR - American Depositary Receipt
CAD - Canadian Dollar
GBP - British Pound
NOK - Norwegian Krone
USD - United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $525,148,215, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$143,851,668
Gross Unrealized Depreciation	(7,276,415)
Net Unrealized Appreciation	$136,575,253

*	Non-income producing
@	Security fully or partially on loan. Total market value of securities on loan is $63,446,544.
#
Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $62,460,645, which represented 10.4% of net assets.

R
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities are considered liquid, unless otherwise noted, and the market value amounted to $25,705,639 or 4.3% of net assets.

Restricted securities held by the Fund are as follows:
	Acquisition	Acquisition		% of
Security	Date	Cost	Value	Net Assets
CIC Energy Corp.	2/8/2007	$ 922,689	$ 954,062	0.2%
Ellora Oil & Gas, Inc. (a)	6/30/2006	4,428,000	4,389,845	0.7
KGEN Power Corp. (a)	12/19/2006	2,761,500	3,548,567	0.6
Killam Properties, Inc.	11/11/2003	599,288	1,039,576	0.2
Northern Orion Resources, Inc.	5/16/2003	343,486	1,440,624	0.2
Northern Orion Resources, Inc. Warrants (a)	5/16/2006	—	736,449	0.1
Petrolifera Petroleum Ltd.	3/7/2005	507,487	7,005,034	1.2
Petrolifera Petroleum Ltd. Warrants (a)	11/2/2005	—	2,076,042	0.3
SXR Uranium One, Inc.	10/12/2006	1,891,619	3,575,688	0.6
Timberwest Forest Corp.	3/5/2004	554,606	939,752	0.1
			$25,705,639	4.3%
(a) Illiquid security

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Agriculture	2.2%	$ 13,142,270
Chemicals	1.3	7,497,204
Energy	57.5	343,444,499
Industrial Metals	15.2	90,383,638
Paper & Forest	0.7	4,276,720
Precious Metals	12.0	71,426,744
Real Estate	0.2	1,039,576
Transportation	1.9	11,508,830
Utilities	1.3	7,816,340
Total Common Stocks	92.3	550,535,821
Exchange Traded Fund	0.9	5,681,760
Repurchase Agreement	6.8%	40,357,000
	100.0%	$ 596,574,581

See Note to Schedules of Investments

International Investors Gold Fund
Schedule of Investments
March 31, 2007 (unaudited)
Number
of Shares			Value

COMMON STOCKS: 95.1%
Australia: 9.4%
2,865,000	Adamus Resources Ltd. * #		$1,272,028
4,206,000	Andean Resources Ltd. * #		1,697,647
2,103,000	Andean Resources Ltd. Warrants
	(AUD 0.45, expiring 2/20/09) * #		245,362
8,173,788	Lihir Gold Ltd. * @ #		21,409,083
1,053,685	Newcrest Mining Ltd. #		20,268,985
422,000	Sino Gold Ltd. * @ #		2,136,276
14,175,000	Tanami Gold NL * #		1,317,965
			48,347,346
Canada: 65.8%
79,590	Agnico-Eagle Mines Ltd.		2,814,776
851,800	Agnico-Eagle Mines Ltd. (USD)		30,170,756
445,000	Aquiline Resources, Inc. *		3,218,493
390,000	Aquiline Resources, Inc. * R		2,820,702
195,000	Aquiline Resources, Inc. Warrants
	(CAD 3.00, expiring 10/11/07) *		903,638
136,500	Aurelian Resources, Inc.*		3,603,742
3,150,000	Aurizon Mines Ltd. * @		11,050,238
1,000,000	AXMIN, Inc. * R		770,897
611,638	Barrick Gold Corp. (USD)		17,462,265
948,000	Bear Creek Mining Corp. * R		5,665,829
618,800	Brazauro Resources Corp. *		428,792
234,000	Centerra Gold, Inc. *		2,144,409
1,200,000	Claude Resources, Inc. *		1,631,875
800,000	Crystallex International Corp. (USD) *		2,960,000
1,219,100	Cumberland Resources Ltd. *		7,961,900
410,000	Cumberland Resources Ltd. * R		2,677,696
1,800,000	Eldorado Gold Corp. *		10,524,036
598,900	European Goldfields Ltd. *		2,879,078
740,000	Full Metal Minerals Ltd. * R		1,576,786
370,000	Full Metal Minerals Ltd. Warrants
	(CAD 3.00, expiring 11/10/08) * # R		124,380
1,020,000	Gabriel Resources Ltd. *		3,799,047
560,000	Gabriel Resources Ltd. * R		2,085,752
947,600	Gammon Lake Resources, Inc. *		16,662,001
2,271,000	Glencairn Gold Corp. *		1,180,251
320,000	Gold Eagle Mines Ltd. *		2,505,673
489,000	Goldcorp, Inc.		11,736,847
926,207	Goldcorp, Inc. (USD)		22,247,492
17,500	Goldcorp, Inc. Warrants
	(CAD 45.75, expiring 6/9/11) *		195,539
24,000	Golden Star Resources Ltd. * R		105,396
2,261,700	GPJ Acquisition Co. * # R		1,520,403
1,130,850	GPJ Acquisition Ltd. Warrants *
	(CAD 1.50, expiring 4/3/12) * # R		—
350,000	Great Basin Gold Ltd. * @		703,335
300,000	Great Basin Gold Ltd. * R		602,858
180,000	Greystar Resources Ltd. *		1,403,205
160,000	Guyana Goldfields, Inc. *		1,348,463
533,300	High River Gold Mines Ltd. *		993,153
1,388,200	Iamgold Corp.		10,713,609
550,000	Ivanhoe Mines Ltd. * @		6,431,356
1,870,000	Jinshan Gold Mines, Inc. * R		4,033,175
935,000	Jinshan Gold Mines, Inc. Warrants
	(CAD 1.45, expiring 3/1/08) * # R		842,269
1,364,129	Kinross Gold Corp. * @		18,834,315
1,193,614	Kinross Gold Corp. (USD) * @		16,459,937
500,000	Kinross Gold Corp. Warrants
	(CAD 1.90, expiring 10/22/07) *		2,286,704
565,660	Meridian Gold, Inc. * @		14,444,050
175,000	Meridian Gold, Inc. (USD) * @		4,467,750
50,000	Minefinders Corp. *		591,598
450,000	Minefinders Corp. * R		5,324,383
1,917,300	Miramar Mining Corp. * @		9,117,347
445,000	New Gold, Inc. * @		3,681,031
572,000	Northern Orion Resources, Inc. * R		2,288,991
536,000	Northern Orion Resources, Inc. Warrants
	(CAD 2.00, expiring 5/29/08) * R		1,309,242
936,666	Northgate Minerals Corp. *		3,302,062
500,000	Northgate Minerals Corp. * R		1,762,668
2,585,000	Orezone Resources, Inc. *		5,306,583
686,600	Osisko Exploration Ltd. * @		6,113,684
226,759	PAN American Silver Corp. *		6,707,510
96,150	PAN American Silver Corp. Warrants
	(CAD 12.00, expiring 2/20/08) *		1,878,028
22,230	PAN American Silver Corp. Warrants
	(CAD 12.00, expiring 2/20/08) * R		434,202
265,000	Platinum Group Metals Ltd. *		695,496
530,000	Platinum Group Metals Ltd. * R		1,390,992
514,500	Premier Gold Mines Ltd. *		958,142
555,555	Red Back Mining, Inc. *		2,194,310
793,000	Silver Wheaton Corp. * @		7,507,570
808,000	Silver Wheaton Corp. (USD) * @		7,659,840
1,257,500	Silver Wheaton Corp. Warrants
	(CAD 4.00, expiring 8/05/09) *		1,633,824
620,000	Silvercorp Metals, Inc. *		9,935,037
453,900	Western Goldfields, Inc. *		903,261
			337,688,669
Peru: 1.2%
202,000	Cia de Minas Buenaventura S.A.		6,049,900
	(Series B)(ADR) * @
South Africa: 6.4%
100,000	AngloGold Ashanti Ltd. (ADR) # @		4,459,000
40,000	Anglo Platinum Ltd. #		6,287,022
200,000	Eland Platinum Holdings Ltd. * #		1,931,398
168,000	First Uranium Corp. (CAD) * R		1,593,417
915,162	Gold Fields Ltd. (ADR) @		16,912,194
202,500	Platmin Ltd. (CAD) * R		1,315,505
			32,498,536
United Kingdom: 7.3%
850,000	Cluff Gold Ltd. * #		1,139,156
142,000	Lonmin Plc #		9,304,404
1,125,000	Randgold Resources Ltd. (ADR) @		26,898,750
			37,342,310
United States: 5.0%
6,640,000	Capital Gold Corp. *		2,988,000
1,660,000	Capital Gold Corp. Warrants
	(USD 0.30, expiring 8/31/07) * # R		249,000
287,400	Hecla Mining Co. * @		2,603,844
30,000	Metallica Resources, Inc. * @		153,900
1,610,000	Metallica Resources, Inc. (CAD) *		8,255,695
255,000	Metallica Resources, Inc. Warrants
	(CAD 3.10, expiring 12/11/08) * R		647,163
180,000	Newmont Mining Corp. @		7,558,200
109,100	Royal Gold, Inc. @		3,283,910
			25,739,712
Total Common Stocks
(Cost: $198,989,265)			487,666,473

		Principal
		Amount
CORPORATE NOTES:
Canada: 0.9%
Eurasia Holdings AG Convertible
Note, 7.00%, 9/14/09 # R		3,280,000 CAD	4,832,084
(Cost: $2,959,754)

REPURCHASE AGREEMENT: 2.4%
State Street Bank & Trust Co.
4.30% (dated 3/30/07, due 4/2/07,
repurchase price $12,145,351,
collateralized by $12,690,000
Federal National Mortgage Association, 3.250%, due 2/15/09
with a value of $12,388,613)
(Cost $12,141,000)		$12,141,000	12,141,000
Total Investments Before Collateral for Securities Loaned: 98.4%
(Cost: $214,090,019)			504,639,557

Number
of Shares
Short-Term Investment Held As Collateral For Securities Loaned: 20.7%
106,294,503	State Street Navigator Securities
	Lending Prime Portfolio		106,294,503
(Cost: $106,294,503)
Total Investments: 119.1%
(Cost: $320,384,522)			610,934,060
Liabilities in excess of other assets: (19.1)%			(97,879,421)
NET ASSETS: 100.0%			$513,054,639

Glossary:
ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
USD - United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $343,286,573, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation	$272,456,714
Gross Unrealized Depreciation	(4,809,227)
Net Unrealized Appreciation	$ 267,647,487

*	Non-income producing
@	Security fully or partially on loan. Total market value of securities on loan is $102,623,595.
#
Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $74,577,462, which represented 14.5% of net assets.

R
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities are considered liquid, unless otherwise noted, and the market value amounted to $43,973,790, or 8.6% of net assets.

Restricted securities held by the Fund are as follows:

	Acquisition	Acquisition		% of
Security	Date	Cost	Value	Net Assets
Aquiline Resources, Inc.	9/27/2005	$529,932	$2,820,702	0.5%
AXMIN, Inc.	11/16/2001	157,230	770,897	0.2
Bear Creek Mining Corp.	8/15/2005	2,865,287	5,665,829	1.1
Capital Gold Corp. Warrants (a)	2/17/2006	—	249,000	0.1
Cumberland Resources Ltd.	11/3/2006	1,953,656	2,677,696	0.5
Eurasia Holdings	8/29/2006	2,959,754	4,832,084	0.9
First Uranium Corp	12/13/2006	1,016,518	1,593,417	0.3
Full Metal Minerals Ltd	10/24/2006	1,511,524	1,576,786	0.3
Full Metal Minerals Ltd Warrants (a)	10/24/2006	—	124,380	0.0
Gabriel Resources Ltd.	3/17/2005	930,608	2,085,752	0.5
Golden Star Resources Ltd.	7/18/2002	29,780	105,396	0.0
GPJ Acquisition Co.	3/9/2007	1,448,845	1,520,403	0.5
GPJ Acquisition Co. Warrants (a)	3/9/2007	—	—	0.0
Great Basin Gold Ltd.	5/28/2002	293,351	602,858	0.1
Jinshan Gold Mines, Inc.	8/25/2006	2,021,657	4,033,175	0.8
Jinshan Gold Mines, Inc. Warrants (a)	8/25/2006	—	842,269	0.2
Metallica Resources, Inc. Warrants (a)	11/26/2003	—	647,163	0.1
Minefinders Corp.	3/20/2002	652,586	5,324,383	0.8
Northern Orion Resources, Inc.	5/16/2003	545,761	2,288,991	0.4
Northern Orion Resources, Inc. Warrants (a)	5/16/2003	—	1,309,242	0.3
Northgate Minerals Corp.	10/16/2002	349,920	1,762,668	0.3
PAN American Silver Corp. Warrants (a)	2/7/2002	32,187	434,202	0.1
Platinum Group Metals Ltd.	6/30/2006	857,169	1,390,992	0.3
Platmin Ltd.	7/28/2006	715,676	1,315,505	0.3
(a) Illiquid security			$43,973,790	8.6%

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Gold	84.7%	$427,387,412
Silver	7.1	35,756,011
Platinum	4.1	20,924,817
Copper	0.7	3,598,233
Total Common Stocks	96.6	487,666,473
Corporate Note	1.0	4,832,084
Repurchase Agreement	2.4	12,141,000
	100.0%	$ 504,639,557

See Note to Schedules of Investments

 Note To Schedules of Investments
March 31, 2007 (unaudited)

Security Valuation—Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds

Date: May 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: May 29, 2007